Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2019	2018
Prepaid taxes	$73,932	$74,538
Prepaid expenses	24,266	21,868
Promotion items and related advances	19,092	12,417
Others	322	407
	$117,612	$109,230